WARRANTY LIABILITY - Summary of changes in warrant liability included in accrued liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of period	$ 5,524	$ 5,268
Warranties issued and changes in estimated pre-existing warranties	12,918	14,537
Actual warranty costs incurred	(12,747)	(14,281)
Balance, end of period	$ 5,695	$ 5,524